Property, plant and equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Company purchased equipment and vehicle, and sold equipment	$ 201,958	$ 254,957
Net book value	29,600	0
Gross proceeds	14,000	79,750
Gain on sale	120,333	$ 79,750
Disposed mill assets with a net book value	410,480
Disposed mill assets with a gross proceeds	$ 560,413
Depreciation method, property, plant and equipment	Pursuant to the Agreement, in exchange for $560,413 in cash (C$750,000 received), Goldwedge has agreed to sell to Manhattan Metals the assets comprising the Mill. In connection with the sale, Manhattan Metals has been granted the right to relocate the Mill to a site of its choosing within 15 months of the closing of the Sale Transaction on May 14, 2026.